Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	86 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000173736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000173735
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000136015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000109113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Without Sales Load [Member] | C000173736
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%	25.40%	12.57%	6.36%
Without Sales Load [Member] | C000173735
Average Annual Return [Line Items]
Average Annual Return, Percent	6.64%	24.89%	12.19%	6.01%
Without Sales Load [Member] | C000136015
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.83%)	(1.05%)	17.68%		11.81%
Without Sales Load [Member] | C000109113
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.93%)	(1.29%)	17.21%		11.42%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	(1.95%)	7.04%	16.13%	8.79%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	(1.95%)	7.04%	16.13%	8.79%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	(1.97%)	8.25%	18.59%		12.50%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	(1.97%)	8.25%	18.59%		12.50%
S&P Global Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Average Annual Return, Percent	1.67%	17.75%	12.87%	5.28%
S&P Global Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Average Annual Return, Percent	1.67%	17.75%	12.87%	5.28%